OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2016	2015
Deferred and prepaid charter revenue	4,326	5,549
Obligations under capital leases - current portion	3,649	—
Employee taxes	151	152
Other items	756	11,336
	8,882	17,037

Other items at December 31, 2015, include $10.9 million installments payable on newbuildings (2016: $nil).